income taxes (Tables)	12 Months Ended
Dec. 31, 2020
income taxes
Expense composition

Years ended December 31 (millions)	2020	2019
Current income tax expense
For the current reporting period	$474	$416
Adjustments recognized in the current period for income taxes of prior periods	(99)	(63)
	375	353
Deferred income tax expense
Arising from the origination and reversal of temporary differences	3	193
Revaluation of deferred income tax liability to reflect future income tax rates	(6)	(124)
Adjustments recognized in the current period for income taxes of prior periods	79	46
	76	115
	$451	$468

Rate reconciliations

Years ended December 31 ($ in millions)	2020		2019
Income taxes computed at applicable statutory rates	$446	26.1%	$604	26.9%
Revaluation of deferred income tax liability to reflect future income tax rates	(6)	(0.4)	(124)	(5.5)
Adjustments recognized in the current period for income taxes of prior periods	(20)	(1.3)	(17)	(0.8)
Other	31	1.9	5	0.2
Income tax expense per Consolidated statements of income and other comprehensive income	$451	26.3%	$468	20.8%

Temporary differences

	Property, plant		Property, plant		Net pension
	and equipment		and equipment		and share-		Losses
	(owned) and intangible	Intangible	(leased), net	Contract	based	Provisions not	available to		Net deferred
	assets subject	assets with	of lease	assets and	compensation	currently	be carried		income tax
(millions)	to amortization	indefinite lives	liabilities	liabilities	amounts	deductible	forward [1]	Other	liability
As at January 1, 2019 [2]	$1,204	$1,718	$(83)	$496	$(21)	$(189)	$(6)	$(29)	$3,090
Deferred income tax expense recognized in
Net income	332	(110)	6	(78)	(9)	(23)	(5)	2	115
Other comprehensive income	—	—	—	—	(110)	—	—	32	(78)
Deferred income taxes charged directly to owners’ equity and other (Note 18(c))	80	—	—	—	—	—	—	1	81
As at December 31, 2019 [3]	1,616	1,608	(77)	418	(140)	(212)	(11)	6	3,208
Deferred income tax expense recognized in
Net income	85	82	37	(111)	(31)	8	(33)	39	76
Other comprehensive income	—	—	—	—	(109)	—	—	(13)	(122)
Deferred income taxes charged directly to owners’ equity and other (Note 18(b))	621	2	—	—	—	—	(4)	(16)	603
As at December 31, 2020 [4]	$2,322	$1,692	$(40)	$307	$(280)	$(204)	$(48)	$16	$3,765
1	We expect to be able to utilize our non-capital losses prior to expiry.
2	Deferred tax liability of $3,095, net of deferred tax asset of $5 (included in Other long-term assets).
3	Deferred tax liability of $3,214, net of deferred tax asset of $6 (included in Other long-term assets).
4	Deferred tax liability of $3,776, net of deferred tax asset of $11 (included in Other long-term assets).